Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 8,744	¥ 60,871		¥ 8,908
Total assets	66,934	465,971		454,682
Current liabilities	36,699	255,487		255,323
Total shareholders' equity	29,906	208,194		196,831
Total liabilities and shareholders' equity	66,934	465,971		454,682
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	1	3	$ 3	18	¥ 125	¥ 226
Other current assets	42,849	298,309		292,444
Investments in subsidiaries	0	0		0
Total assets	42,850	298,312		292,462
Current liabilities	10,190	70,943		69,560
Total shareholders' equity	32,660	227,369		222,902
Total liabilities and shareholders' equity	$ 42,850	¥ 298,312		¥ 292,462